FORM 13F

Report for the Calendar Year or Quarter
Ended: June 30, 2008

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] August 11, 2008, 2008

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
60

Form 13F Information Table Value Total:
$473,816,314

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 June 30, 2008
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

ADVANCED MARKETING	COM  	00753T105        -	   27,998  	x      27,998
AIR TRANSPORT SVS		COM	00922R105  	   46,500	   46,500   x      46,500
AMERICAN NAT'L INS. CO	COM  	23645104  	  577,870	    5,895   x       5,895
AMERICAN TEL & TEL    	COM  	030177109 	1,491,923	   44,284   x      44,284
ASTORIA FIN'L         	COM  	46265104	  596,256	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   21,767,023  	2,216,601   x   2,216,601
AUTOLIV			COM	52800109	  311,655	    6,685	x       6,685
BANK OF AMERICA		COM	60505104	1,186,818	   49,720  	x      49,720
BRISTOL MYERS SQUIBB	COM  	110122108  30,508,788	1,486,059  	x   1,486,059
CFS BANCORP			COM 	12525D102	1,968,392	  168,147  	x     168,147
CITIGROUP, INC		COM  	172967101	  281,903	   16,820  	x      16,820
CHEVRONTEXCO CORP.	COM  	166764100	3,420,779	   34,508	x      34,508
COMCAST CL. A		COM	20030N101	2,702,640	  142,469  	x     142,469
CNA FINANCIAL		COM  	126117100     277,656	   11,040  	x      11,040
DELMONTE FOODS		COM 	24522P103	   85,200	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	7,673,675	  464,789  	x     464,789
EXXON MOBIL CORP		COM  	30231G102	1,701,967	   19,312  	x      19,312
FIRST PLACE FIN'L		COM  	33610T109     189,137	   20,121  	x      20,121
FIRST NIAGARA FIN'L	COM	33582V108  13,517,476	1,051,126	x   1,051,126
FLUSHING FINANCIAL CORP	COM  	343873105  13,993,078	  738,421 	x     738,421
HOLOGIC              	COM 	436440101  30,240,611	1,387,184  	x   1,387,184
IBM                    	COM  	459200101   2,270,917      19,159 	x      19,159
IDT CORP.              	COM  	448947101   3,601,116	2,384,845  	x   2,384,845
IDT CORP. CL. B		COM  	448847309	  202,980     119,400	x     119,400
KANSAS CITY SOUTHERN   	COM  	485170302	  513,363      11,670 	x      11,670
KEYCORP NEW			COM	493267108	  388,099	   35,346	x	 35,346
KIRIN BREWERY LTD		COM	497350306     361,307	   23,100	x      23,100
LANDMARK SVGS. BK.     	COM  	514928100	2,160,631	   97,107   x      97,107
MARSHALL & ISLEY		COM	571834100	  179,269	   11,694	x      11,694
MAXXAM CORP.           	COM  	577913106	  209,588	    8,258  	x       8,258
MERCK & CO.			COM  	589331107  25,601,284	  679,259  	x     679,259
MERITOR SVGS BK PA     	COM  	590007100	   79,608	   21,400  	x      21,400
MEDQUIST			COM	584949101   7,318,830	  932,335	x     932,335
MEDCO HEALTH SOL.		COM	58405U102	1,966,824	   41,670  	x      41,670
MONSANTO 			COM	66166W101	3,059,478	   24,197	x      24,197
MOTOROLA               	COM  	620076109	   88,080	   12,000  	x      12,000
MBIA INC.			COM	55262C100	2,555,792	  582,185	x     582,185
NAM TAI ELEC.		COM  	629865205  22,087,385	1,688,638  	x   1,688,638
NEW YORK COMMUNITY BANC	COM  	649445103  64,001,571	3,587,531  	x   3,587,531
NEW YORK MAGIC         	COM  	629484106   1,208,625	   63,081  	x      63,081
NEWMARKET GROUP		COM	651587107     615,012	    9,286	x       9,286
NOVARTIS ADR           	COM  	66987V109	9,982,495	  181,368  	x     181,368
NY TIMES CL A.		COM	650111107   7,020,118	  456,148	x     456,148
OLD REPUBLIC           	COM  	680223104  18,322,746  	1,547,529  	x   1,547,529
PHI INC. NON-VOTE      	COM  	716604202	2,629,127      65,450  	x      65,450
PFIZER INC.            	COM  	717081103  33,734,256	1,930,982  	x   1,930,982
PROVIDENT BANCORP      	COM  	74383A109  13,252,114	1,198,202  	x   1,198,202
QUESTAR CORP.          	COM  	748356102   1,701,408	   23,950  	x      23,950
SCHERING PLOUGH		COM 	806605101  34,111,665	1,732,436	x   1,732,436
SEABOARD CORP.         	COM  	811543107  29,638,059      19,109  	x      19,109
SLM CORP.			COM	78443P106	  267,030	   13,800  	x      13,800
SYMS CORP              	COM  	871551107	5,834,332     428,995  	x     428,995
TCF FIN'L              	COM  	872275102	  293,099      24,364  	x      24,364
THREE COM			COM  	885535104   8,520,344  	4,019,030  	x   4,019,030
TRAVELERS			COM	89417E109   4,675,526	  107,731	x     107,731
USEC INC.              	COM  	90333E108	  194,927	   32,060  	x      32,060
USG INC.			COM	903293405	1,034,950	   35,000	x	 35,000
VIVENDI UNIVERSAL		COM 	92851S204	  536,702      14,136  	x      14,136
VOLVO                  	COM  	928856400	  122,000  	   10,000  	x      10,000
WYETH                  	COM  	983024100  30,936,310     645,044 	x     645,044

TOTALS                                  473,816,314  30,816,868  	   30,816,868